CONVERTIBLE DEBENTURES	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Convertible Debentures
CONVERTIBLE DEBENTURES

11.	CONVERTIBLE DEBENTURES

	$	$	$
Movement in convertible debt	Note 11.1	Note 11.2	Total
Balance - October 31, 2022	-	-	-
Additions to debt	2,000,000	6,000,000	8,000,000
Derivative liability recognition	(783,856)	(3,982,944)	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)	-	(1,174,639)
Interest accretion	343,556	271,651	615,207
Debt payments	(137,745)	(123,261)	(261,006)
Balance - October 31, 2023	247,316	2,165,446	2,412,762
Interest accretion	11,672	162,468	174,140
Debt payments	(7,875)	(119,103)	(126,978)
Balance - December 31, 2023	251,113	$2,208,811	$2,459,924
Current portion	-	-	-
Non-current portion	251,113	2,208,811	2,459,924

11.1	9% Convertible Debentures with Original Principal Amount of $2,000,000

On December 5, 2022, the Company announced the closing of a non-brokered private placement of the December Convertible Debentures with an aggregate principal amount of $2,000,000. The December Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 36 months from the date of issue. The December Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.20 per common share. Additionally, on closing, the Company issued to the Purchasers of the December Convertible Debentures an aggregate of 6,716,499 Warrants, that represents 50% coverage of each Purchaser’s Convertible Debenture investment. The December Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of $0.25 CAD per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the CSE is CAD$0.40 or higher for a period of 10 consecutive trading days. Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the December Warrants, which accelerated the expiry date to 90 days from the date of note. See subsequent event in note 26.3.

11.1.1	Debt Settlement Through Conversion of Shares

During the year ended October 31, 2023, Purchasers of the December Convertible Debentures converted an aggregate total of convertible debenture principal of $1,040,662 and $133,977 at CAD$0.20 per share into 10,151,250 and 1,022,025 common shares respectively.

The conversion feature of the December Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $439,860 (October 31, 2023 - $490,195; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.91%
Expected life	1.92 years
Expected volatility	94%

11.2	9% Convertible Debentures with Original Principal Amount of $5,000,000

On July 13, 2023, the Company announced the closing of a non-brokered private placement of unsecured the July Convertible Debentures with an aggregate principal amount of $5,000,000. The Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 48 months from the date of issue. The July Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.24 per common share, at any time on or prior to the maturity date. Additionally, on closing, the Company issued to the Subscribers of the July Convertible Debentures an aggregate of 13,737,500 July Warrants, that represents one-half of one warrant for each CAD$0.24 of Principal amount subscribed. The July Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of CAD$0.28 per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the CSE is CAD$0.40 or higher for a period of 10 consecutive trading. Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the July Warrants, which accelerated the expiry date to 90 days from the date of notice. See subsequent event in note 26.3.

The conversion feature of the July Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $5,824,496 (October 31, 2023 - $6,053,927; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.53 years
Expected volatility	98%

11.2.1	9% Convertible Debentures with Original Principal Amount of $1,000,000

On August 17, 2023, the Company announced that it had closed the second and final tranche of a non-brokered private placement of unsecured convertible debentures for gross proceeds of $1,000,000 (the August Convertible Debentures), for a total aggregate principal amount under both tranches of $6,000,000 with the July Convertible Debentures. Additionally, on closing, the Company issued to Subscribers under the second tranche an aggregate of 2,816,250 common share purchase warrants. The terms of the August Convertible Debentures and warrants issued as part of this second tranche are the same as those issued in the July Convertible Debentures and July Warrants.

Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024 required by the warrant certificates governing the August Warrants, which accelerated the expiry date to 90 days from the date of notice. See subsequent event in note 26.3.

The conversion feature of the August Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $1,264,378 (October 31, 2023 - $1,264,378; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.63 years
Expected volatility	99%

11.	CONVERTIBLE DEBENTURES

Transactions relating to the Company’s convertible debentures for the nine months ended September 30, 2024, and the two months ended December 31, 2023, include the following:

	Note
Movement in convertible debt	11.1	11.2	Total
Balance – October 31, 2023	$247,316	2,165,446	$2,412,762
Interest accretion	11,672	162,468	174,140
Debt and interest payments	(7,875)	(119,103)	(126,978)
Balance – December 31, 2023	$251,113	$2,208,811	$2,459,924
Debt settlement through conversion of shares	(277,092)	(751,514)	(1,028,606)
Interest accretion	42,844	789,177	832,021
Debt and interest payments	(16,865)	(413,963)	(430,828)
Balance – September 30, 2024	-	$1,832,511	$1,832,511
Current portion	-	$1,832,511	$1,832,511
Non-current portion	-	-	-

11.1	9% Convertible Debentures with Original Principal Amount of $2,000,000

On December 5, 2022, the Company announced the closing of a non-brokered private placement of the Convertible debentures with aggregate principal amount of $2,000,000 issued in December 2022. (“December Convertible Debentures”). The December Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 36 months from the date of issue. The December Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.20 per common share. Additionally, on closing, the Company issued to the purchasers of the December Convertible Debentures an aggregate of 6,716,499 warrants, that represents 50% coverage of each purchaser’s Convertible Debenture investment (“December Warrants”). The December Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of $0.25 CAD per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the Canadian Securities Exchange is CAD$0.40 or higher for a period of 10 consecutive trading days.

During the nine months ended September 30, 2024, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the December Warrants, which accelerated the expiry date to 90 days from the date of notice. During the nine months ended September 30, 2024, a total of 6,716,499 common share purchase warrants were issued for 6,716,499 common shares (Note 12.5).

11.1.1	Debt Settlement Through Conversion of Shares

During the nine months ended September 30, 2024, the Purchasers of the December Convertible Debentures fully converted an aggregate total of convertible debenture principal of $277,092 at CAD$0.20 per share into 2,413,525 common shares.

The derivative liability was not remeasured at September 30, 2024, given that the December Convertible Debentures were fully settled.

11.2	9% Convertible Debentures with Original Principal Amount of $5,000,000

On July 13, 2023, the Company announced the closing of a non-brokered private placement of unsecured the convertible debentures with an aggregate principal amount of $5,000,000 (“July Convertible Debentures”). The July Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 48 months from the date of issue. The July Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.24 per common share, at any time on or prior to the maturity date. Additionally, on closing, the Company issued to the Subscribers of the July Convertible Debentures an aggregate of 13,737,500 warrants, that represents one-half of one warrant for each CAD$0.24 of Principal amount subscribed (“July Warrants”). The July Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of CAD$0.28 per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the Canadian Securities Exchange is CAD$0.40 or higher for a period of 10 consecutive trading days.

During the nine months ended September 30, 2024, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the July Warrants, which accelerated the expiry date to 90 days from the date of notice. During the nine months ended September 30, 2024, 13,737,500 common share purchase warrants were issued for 13,737,500 common shares (Note 12.5).

11.2.1	Debt Settlement Through Conversion of Shares

During the nine months ended September 30, 2024, Purchasers of the July Convertible Debentures converted an aggregate total of convertible debenture principal of $423,515 at CAD$0.28 per share into 5,388,062 common shares.

The conversion feature of the July Convertible Debentures gives rise to the derivative liability reported on the unaudited condensed interim consolidated statements of financial position at September 30, 2024. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at September 30, 2024, was estimated to be $13,222,934 (December 31, 2023 - $5,824,496) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	2.70%
Expected life	2.78 years
Expected volatility	93.24%

11.2.2	9% Convertible Debentures with Original Principal Amount of $1,000,000

On August 17, 2023, the Company announced that it had closed the second and final tranche of a non-brokered private placement of unsecured convertible debentures for gross proceeds of $1,000,000 (“August Convertible Debentures”), for a total aggregate principal amount under both tranches of $6,000,000 with the July Convertible Debentures. Additionally, on closing, the Company issued to Subscribers under the second tranche an aggregate of 2,816,250 common share purchase warrants (“August Warrants”). The terms of the August Convertible Debentures and August Warrants issued as part of this second tranche are the same as those issued in the July Convertible Debentures and July Warrants.

During the nine months ended September 30, 2024, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the August Warrants, which accelerated the expiry date to 90 days from the date of notice. During the nine months ended September 30, 2024, 2,816,250 purchase warrants were issued for 2,816,250 common shares (Note 12.5).

11.2.3	Debt Settlement Through Conversion of Shares

During the nine months ended September 30, 2024, Purchasers of the August Convertible Debentures converted an aggregate total of convertible debenture principal of $328,000 at CAD$0.28 per share into 5,682,083 common shares to fully settle the convertible debenture.

The derivative liability was not remeasured at September 30, 2024, given that the August Convertible Debentures were fully settled.